Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	2.00%	0.00%	0.00%
Common shares available for stock option grants		22,700,000
Reduction in number of shares available for certain grants		1
Shares Available For Only Option Grants		1,000,000
Unrecognized stock-based compensation expense		$ 149.5
Expected weighted average period of compensation to be recognized, years		2.9
ESPP offering period, months		12
Employee share purchases, discount to market value, percentage		85.00%
Shares available for option grants in lieu of restricted stock grants 2007 plan		21,600,000
Shares available for restricted stock grants 2007 plan		9,600,000
Reduction in the number of shares available for certain grants of restricted stock units or awards		2.25
Shares available for option grants in lieu of restricted stock grants from 2000 Stock Plan		100,000
Shares available for restricted stock grants from 2000 Stock Plan		100,000
Total fair value of restricted stock vested		6.8	0.5	2.5
Total intrinsic value of options exercised		$ 95.9	$ 83.0	$ 106.6
Remaining maturity date, months		6
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting term, years		four
Weighted average fair value of restricted stock units granted		$ 35.14	$ 41.65
Weighted average grant price of restricted stock awards		$ 49.77	$ 37.08	$ 39.83
Director [Member] | Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting term, years		0.5
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchased by employees		900,000	900,000	800,000
Employee stock purchase plan outstanding common shares available for grant		1,600,000
Weighted average grant price of restricted stock awards		$ 10.86	$ 9.70	$ 10.49
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, contractual life, years		8
Stock option awards, vesting term, years		four